Consolidated Statements of Operations and Comprehensive (loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUE	$ 164,083,044	$ 87,240,420	$ 89,622,156
COST OF REVENUE	176,724,581	89,661,883	64,396,571
GROSS (LOSS)/ PROFIT	(12,641,537)	(2,421,463)	25,225,585
OPERATING EXPENSE (INCOME):
Selling	7,632,730	4,850,044	2,715,599
General and administrative	5,892,080	4,091,729	4,163,873
General and administrative - depreciation	836,142	3,066,522	3,726,061
Government subsidy	(20,449,471)	(13,660,284)	(6,440,299)
Impairment loss	6,301,373	67,713,324	7,951,635
Settlement of contract	(26,408,130)
(Gain) on fixed assets disposal			(59,432)
Total Operating (Income) Expense, Net	(26,195,276)	66,061,335	12,057,437
INCOME (LOSS) FROM OPERATIONS	13,553,739	(68,482,798)	13,168,148
OTHER INCOME (EXPENSE):
Interest income	371,695	3,745,611	780,604
Interest (expense)	(17,371,089)	(13,432,919)	(6,055,310)
Foreign currency transaction gain (loss)	1,231,614	607,674	(298,304)
Dividend income from cost method investment	612,734	135,338	312,727
(Loss) on the interest sold			(86,603)
(Loss) on equity method investment	(708,020)	(156,085)	(486,803)
Other (expense)	(74,223)	(35,401)	(954,394)
Total Other Expense, net	(15,937,289)	(9,135,782)	(6,788,083)
(LOSS) INCOME BEFORE INCOME TAXES	(2,383,550)	(77,618,580)	6,380,065
INCOME TAXES	1,749
NET (LOSS) INCOME	(2,385,299)	(77,618,580)	6,380,065
LESS: NET (LOSS) INCOME ATTRIBUTABLE TO NON-CONTROLLING INTEREST	95,420	(4,740,332)	698,041
NET (LOSS) INCOME ATTRIBUTABLE TO OWNERS OF THE COMPANY	(2,480,719)	(72,878,248)	5,682,024
LESS: PREFERRED DIVIDENDS	(640,922)
NET (LOSS) INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS OF THE COMPANY	(3,121,641)	(72,878,248)	5,682,024
OTHER COMPREHENSIVE (LOSS) INCOME
Unrealized foreign currency translation gain (loss)	2,895,972	7,156,773	(2,861,319)
COMPREHENSIVE INCOME (LOSS)	510,673	(70,461,807)	3,518,746
Less: comprehensive income (loss) attributable to the non-controlling interest	342,401	(4,095,594)	469,583
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO OWNERS OF THE COMPANY	$ 168,272	$ (66,366,213)	$ 3,049,163
NET (LOSS) INCOME PER ORDINARY SHARE;
Basic and diluted (in Dollars per share)	$ (0.03)	$ (0.92)	$ 0.07
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING:
Basic and diluted (in Shares)	84,906,368	79,121,471	79,055,053